Annual Total Returns [BarChart] - iShares J.P. Morgan USD Emerging Markets Bond ETF - iShares J.P. Morgan USD Emerging Markets Bond ETF	Mar. 01, 2021
Bar Chart Table:
Annual Return 2011	7.20%
Annual Return 2012	17.64%
Annual Return 2013	(7.42%)
Annual Return 2014	6.69%
Annual Return 2015	0.43%
Annual Return 2016	9.41%
Annual Return 2017	9.98%
Annual Return 2018	(5.67%)
Annual Return 2019	15.57%
Annual Return 2020	5.48%